Capital Offering - Schedule of Net Proceeds (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Gross proceeds		$ 15,000
Stock offering costs		(809)
Proceeds from issuance of common stock, net	$ (514)	$ 14,191